Derivative Financial Instruments - Additional Information (Detail) - 2degrees $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NZD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 NZD ($)
Interest Rate Swap
Derivative [Line Items]
Matured derivative notional amount	$ 43.3	$ 60.0
Derivative description	The agreements have effective dates from June 30, 2017 through September 30, 2022 and termination dates from June 30, 2021 through March 31, 2025	The agreements have effective dates from June 30, 2017 through September 30, 2022 and termination dates from June 30, 2021 through March 31, 2025
Derivative, notional amount	$ 182.1				$ 252.5
Interest Rate Swap | Other non-current liabilities
Derivative [Line Items]
Derivative liability, interest rate, fair value	$ 3.8		$ 2.3
Interest Rate Swap | Minimum
Derivative [Line Items]
Derivative, fixed interest rate	0.385%				0.385%
Interest Rate Swap | Maximum
Derivative [Line Items]
Derivative, fixed interest rate	3.45%				3.45%
Foreign Exchange Contract | Other, net
Derivative [Line Items]
Foreign exchange gain (loss) recognized in other, net	$ (0.4)		$ (1.0)	$ 0.8
Foreign Exchange Contract | Sell NZD
Derivative [Line Items]
Matured derivative notional amount		$ 63.8
Short-term forward exchange contracts to sell and buy currencies					$ 18.4
Foreign Exchange Contract | Buy US Dollar
Derivative [Line Items]
Matured derivative notional amount	40.2
Short-term forward exchange contracts to sell and buy currencies	$ 12.5